Disclosures About Fair Value of Financial Instruments - Additional Quantitative Information about Assets Measured at Fair Value on Nonrecurring Basis (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2013 Unobservable Input Appraisal Adjustments [Member]	Dec. 31, 2013 Unobservable Input Appraisal Adjustments [Member] Minimum [Member]	Dec. 31, 2012 Unobservable Input Appraisal Adjustments [Member] Maximum [Member]	Dec. 31, 2013 Unobservable Input Liquidation Expenses [Member]	Dec. 31, 2013 Unobservable Input Liquidation Expenses [Member] Minimum [Member]	Dec. 31, 2012 Unobservable Input Liquidation Expenses [Member] Maximum [Member]	Dec. 31, 2013 Valuation Techniques Appraisal of Collateral [Member] Fair Value Hedging [Member]	Dec. 31, 2013 Valuation Techniques Discounted Cash Flow [Member] Fair Value Hedging [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired Loans										$ 372
Mortgage Servicing Rights											$ 1
Impaired loans range weighted average								15.80%	23.10%
Mortgage Servicing Rights		7.80%	17.20%
Mortgage servicing rights range weighted average discount rate	9.50%
Impaired loans range weighted average				0.00%			20.50%
Mortgage servicing rights range weighted average remaining term	10.50%